Lease (Tables)	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	June 30, 2024	December 31, 2023

Right-of-use assets, net	$457,292	$357,007

Operating lease liabilities - current	352,167	260,728
Operating lease liabilities - non-current	139,820	109,956
Total operating lease liabilities	$491,987	$370,684

Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.7 years
Weighted average discount rate	5.0%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of June 30, 2024:
Twelve months ending June 30,	Amount
2025	$366,206
2026	108,093
2027	36,031
Total future minimum lease payments	510,330
Less: imputed interest	(18,343)
Present value of lease liabilities	$491,987